Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0000711080
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	TOUCHSTONE FOCUSED FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Touchstone Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.
Expense [Heading]		rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 58 and in the Fund's Statement of Additional Information (“SAI”) on page 55.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]		rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. Equity securities include common stock and preferred stock. The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or the “Sub-Advisor”), seeks to invest in companies that:

•                  Are trading below its estimate of the companies' intrinsic value; and

•                  Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 40 companies, with residual cash and equivalents expected to represent less than 10% of the Fund's net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). Non-U.S. issuers or foreign companies (or issuers) are companies that: (i) are organized under the laws of, (ii) maintain their principal place of business in, (iii) have the principal trading market for their securities in, (iv) derive at least 50% of revenues or profits from operation in, or (v) have at least 50% of their assets in, foreign countries. The Fund may also invest in securities of emerging market countries. Emerging market countries are generally countries not included in the MSCI World Index. As of March 31, 2015, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI Emerging Markets Index and the MSCI World Index can change over time. The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which Fort Washington believes are the most mis-priced by the market.

The Fund will generally sell a security if it reaches Fort Washington's estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may also engage in frequent and active trading as part of its principal investment strategy.

The Fund's 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]		rr_RiskHeading	The Fund's Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

•                  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect  the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer's insolvency proceeding.

•                  Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.  Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•                  Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in securities of issuers located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Sector Focus Risk: The Fund may focus its investments in certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the sector of focus will affect other securities in that sector of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus
The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 3000® Index and the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 3000® Index and the S&P 500® Index.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Touchstone Focused Fund - Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009 19.46%	Worst Quarter: 4th Quarter 2008 (19.12)%
			The year-to-date return for the Fund's Class A shares as of June 30, 2015 is 5.63%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. After-tax returns are only shown for Institutional Class shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were September 30, 2003, April 16, 2012, February 12, 1999 and December 20, 2006, respectively. Class C shares' performance and Institutional Class shares' performance were calculated using the historical performance of Class Y shares for the periods prior to April 16, 2012 and December 20, 2006, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C and Institutional Class shares.

Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Russell 3000® Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | S&P 500® Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.37%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,114
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.63%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(19.12%)
Label		rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.31%
5 Years		rr_AverageAnnualReturnYear05	12.91%
10 Years		rr_AverageAnnualReturnYear10	7.64%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	0.24%
5 Years		rr_AverageAnnualReturnYear05	12.40%
10 Years		rr_AverageAnnualReturnYear10	7.18%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	0.24%
5 Years		rr_AverageAnnualReturnYear05	10.15%
10 Years		rr_AverageAnnualReturnYear10	6.01%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.09%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	642
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,410
Label		rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.67%
5 Years		rr_AverageAnnualReturnYear05	13.83%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.97%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3],[4]	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,189
Annual Return 2005		rr_AnnualReturn2005	1.69%
Annual Return 2006		rr_AnnualReturn2006	20.43%
Annual Return 2007		rr_AnnualReturn2007	2.77%
Annual Return 2008		rr_AnnualReturn2008	(32.92%)
Annual Return 2009		rr_AnnualReturn2009	33.69%
Annual Return 2010		rr_AnnualReturn2010	9.23%
Annual Return 2011		rr_AnnualReturn2011	(1.04%)
Annual Return 2012		rr_AnnualReturn2012	21.89%
Annual Return 2013		rr_AnnualReturn2013	38.85%
Annual Return 2014		rr_AnnualReturn2014	6.45%
Label		rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.76%
5 Years		rr_AverageAnnualReturnYear05	14.55%
10 Years		rr_AverageAnnualReturnYear10	8.55%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.88%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3],[5]	rr_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,081
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	6.88%
5 Years		rr_AverageAnnualReturnYear05	14.72%
10 Years		rr_AverageAnnualReturnYear10	8.71%

[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated March 31, 2015.
[3]	Touchstone Advisors, Inc. and Touchstone Strategic Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.20%, 1.95%, 0.95%, and 0.83% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.
[4]	Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement shown above have been restated to reflect the Fund's current contractual expense limits and will differ from the expenses reflected in the Fund's annual report for the fiscal year ended March 31, 2015.
[5]	Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement excluding Acquired Fund Fees and Expenses differ from the ratio of net expenses to average net assets shown in the annual report dated March 31, 2015 due to a contractual change in the expense limitation agreement.